UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment |_|; Amendment Number:
---------------------------------------------
   This Amendment (Check only one):          |_| is a restatement.
                                             |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Attractor Investment Management Inc.
Address:    1440 Chapin Avenue, Suite 201
            Burlingame, CA 94010

Form 13F File Number:            28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:    Harvey Allison
Title:   President
Phone:   (650) 685-8541

Signature, Place, and Date of Signing:

/s/ Harvey Allison       Burlingame, California      August 14, 2008

Report Type (Check only one):

|X| 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:                              16

Form 13F Information Table Value Total:                   $      249815
                                                            (thousands)

List of Other Included Managers:                                   None


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

                                                     Form 13F INFORMATION TABLE

Column 1                 Column 2  Column 3   Column 4           Column 5        Column 6    Column 7             Column 8
                         Title of               Value   Shrs Or     Sh/    Put/  Investment   Other             Voting Authority
Name of Issuer             Class     Cusip    x($1000)  Prn Amt     Prn    Call  Discretion  Managers   Sole      Shared       None
-----------------------  --------  ---------  --------  -------  --------  ----  ----------  --------  ------- --------------  ----
AMAZON COM INC              COM    023135106    13088    178480      SH             SOLE       N/A     178480
APPLE INC                   COM    037833100    24903    148730      SH             SOLE       N/A     148730
CISCO SYS INC               COM    17275R102     9959    428170      SH             SOLE       N/A     428170
CONCUR TECHNOLOGIES INC     COM    206708109    17054    513196      SH             SOLE       N/A     513196
CYBERSOURCE CORP            COM    23251J106    12432    743090      SH             SOLE       N/A     743090
GOOGLE INC                  CLA    38259P508    31317     59490      SH             SOLE       N/A      59490
IKANOS COMMUNICATIONS       COM    45173E105      919    272791      SH             SOLE       N/A     272791
INTUIT                      COM    461202103     4336    157270      SH             SOLE       N/A     157270
K12 INC                     COM    48273U102    12020    558810      SH             SOLE       N/A     558810
LIMELIGHT NETWORKS INC      COM    53261M104     1590    416272      SH             SOLE       N/A     416272
NEUTRAL TANDEM INC          COM    64128B108     9951    568643      SH             SOLE       N/A     586643
OMNITURE INC                COM    68212S109    16132    868739      SH             SOLE       N/A     868739
RIVERBED TECHNOLOGY INC     COM    768573107     5853    426584      SH             SOLE       N/A     426584
SALESFORCE COM INC          COM    79466L302    81193   1189984      SH             SOLE       N/A    1189984
SUCCESSFACTORS INC          COM    864596101     3397    310250      SH             SOLE       N/A     310250
YAHOO INC                   COM    984332106     5671    274470      SH             SOLE       N/A     274470

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